Business Acquisitions (Details) - Schedule of consideration paid - Aphrodite’s Marketing, Inc. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisitions (Details) - Schedule of consideration paid [Line Items]
Equity instrument (3,000 Series B Convertible Preferred Stock)	$ 664,105
Embedded conversion options in the 3,000 Series B Convertible Preferred Stock and 20% probability of achieving the Additional Shares	821,739
Fair value of total consideration transferred	$ 1,485,844